Form N-CSR Cover	6 Months Ended
Mar. 31, 2025
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Central Investment Portfolios II LLC
Entity Central Index Key	0001401097
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025